Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000173242 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class R6 Shares)
Accumulated Value	$ 5,000,000		$ 5,720,647	$ 6,104,527	$ 6,387,442	$ 5,512,519	$ 8,369,448	$ 7,761,650	$ 8,553,139	$ 9,519,761	$ 10,553,983	$ 12,280,701
C000173241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class R5 Shares)
Accumulated Value	10,000		11,434	12,190	12,741	10,984	16,662	15,436	16,992	18,893	20,929	24,326
C000173570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class R4 Shares)
Accumulated Value	10,000		11,409	12,149	12,680	10,913	16,530	15,291	16,806	18,659	20,639	23,953
C000173569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class R3 Shares)
Accumulated Value	10,000		11,385	12,090	12,588	10,809	16,330	15,065	16,519	18,298	20,183	23,368
C000070637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class R2 Shares)
Accumulated Value	10,000		11,353	12,026	12,490	10,696	16,118	14,833	16,221	17,921	19,721	22,774
C000012321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class L Shares)
Accumulated Value	3,000,000		3,431,735	3,662,800	3,832,312	3,306,924	5,018,748	4,650,102	5,120,102	5,692,803	6,305,991	7,328,730
C000012320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class I Shares)
Accumulated Value	1,000,000		1,141,231	1,215,075	1,268,315	1,092,031	1,653,520	1,529,588	1,681,324	1,867,349	2,065,099	2,397,137
C000012324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class C Shares)
Accumulated Value	10,000		11,324	11,967	12,397	10,593	15,918	14,616	15,947	17,574	19,394	22,453
C000012322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class A Shares)
Accumulated Value	9,476		10,786	11,456	11,927	10,242	15,472	14,276	15,655	17,338	19,132	22,150
Russell 3000 C000173242 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,925,478	6,801,152	7,412,064	7,896,036	11,383,277	9,805,132	11,663,562	14,360,766	16,557,359	20,336,331
Russell 3000 C000012321 Index [Member]
Account Value [Line Items]
Accumulated Value	3,000,000		3,555,287	4,080,691	4,447,238	4,737,621	6,829,966	5,883,079	6,998,137	8,616,460	9,934,415	12,201,799
Russell 3000 C000012320 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,185,096	1,360,230	1,482,413	1,579,207	2,276,655	1,961,026	2,332,712	2,872,153	3,311,472	4,067,266
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,722	33,115	40,673
Russell Midcap Value C000173242 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,796,275	6,236,524	6,466,111	5,702,333	8,728,227	7,855,678	8,680,742	9,720,466	10,841,628	13,727,629
Russell Midcap Value C000012321 Index [Member]
Account Value [Line Items]
Accumulated Value	3,000,000		3,477,765	3,741,915	3,879,667	3,421,400	5,236,936	4,713,407	5,208,445	5,832,280	6,504,977	8,236,578
Russell Midcap Value C000012320 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,159,255	1,247,305	1,293,222	1,140,467	1,745,645	1,571,136	1,736,148	1,944,093	2,168,326	2,745,526
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Accumulated Value	$ 10,000		$ 11,593	$ 12,473	$ 12,932	$ 11,405	$ 17,456	$ 15,711	$ 17,361	$ 19,441	$ 21,683	$ 27,455